Note 15 - Stock-Based Compensation Plans (Details) - Summary of Performance Share Units Activity (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Note 15 - Stock-Based Compensation Plans (Details) - Summary of Performance Share Units Activity [Line Items]
Vested or expected to vest at January 31, 2015	$ 6.23
Vested or expected to vest at January 31, 2015	2 years 146 days
Vested or expected to vest at January 31, 2015	$ 10.2
Vested or expected to vest at January 31, 2015	913,514
Performance Shares [Member]
Note 15 - Stock-Based Compensation Plans (Details) - Summary of Performance Share Units Activity [Line Items]
Number of Units Outstanding	174,258	211,428
Weighted-Average Grant Date Fair Value	$ 12.61	$ 11.69
Weighted-Average Remaining Contractual Life (years)	7 years 328 days
Aggregate Intrinsic Value (in millions)	3.0
Vested or expected to vest at January 31, 2015	174,258
Vested or expected to vest at January 31, 2015	$ 12.61
Vested or expected to vest at January 31, 2015	7 years 328 days
Vested or expected to vest at January 31, 2015	3.0
Exercisable at January 31, 2015	69,980
Exercisable at January 31, 2015	$ 10.86
Exercisable at January 31, 2015	7 years
Exercisable at January 31, 2015	$ 1.2
Granted	51,752
Granted	$ 16.67
Exercised	(83,984)
Exercised	$ 10.88
Forfeited	(4,938)
Forfeited	$ 10.93